Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Gross Premiums And Interest Expense (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	¥ 233,136	¥ 228,564
Liability for Future Policy Benefit, Interest Expense	16,824	15,348
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	89,337	81,607
Liability for Future Policy Benefit, Interest Expense	7,289	6,856
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	96,721	99,898
Liability for Future Policy Benefit, Interest Expense	5,543	5,163
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	47,078	47,059
Liability for Future Policy Benefit, Interest Expense	¥ 3,992	¥ 3,329